SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of translation rates

	March 31, 2022	March 31, 2021
Period-end HKD:US$ exchange rate	0.12771	0.12863
Period average HKD:US$ exchange rate	0.12813	0.12892